Interim Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($)	Issued share capital	Common shares	Additional paid in capital	Share Premium	Warrants	Treasury shares	Foreign currency translation reserve	Fair value reserve	Retained earnings	Total
Balance at Dec. 31, 2016	$ 143,375,678		$ 2,773,000				$ (362,735)	$ 9,693,936	$ 145,750,726	$ 301,230,605
Profit for the year									7,031,340	7,031,340
Other comprehensive income							93,529	4,514,533		4,608,062
Total comprehensive income							93,529	4,514,533	7,031,340	11,639,402
Dividends paid during the period (note 11)									(11,470,054)	(11,470,054)
Balance at Dec. 31, 2017	143,375,678		2,773,000				(269,206)	14,208,469	141,312,012	301,399,953
Impact of adopting IFRS 9								(6,680,687)	6,643,989	(36,698)
Balance at Jan. 1, 2018	143,375,678		2,773,000				(269,206)	7,527,782	147,956,001	301,363,255
Profit for the year									25,541,703	25,541,703
Other comprehensive income							(25,723)	(6,574,078)		(6,599,801)
Total comprehensive income							(25,723)	(6,574,078)	25,541,703	18,941,902
Purchase of treasury shares (note 10)						(15,050,000)				(15,050,000)
Dividends paid during the period (note 11)									(4,091,271)	(4,091,271)
Balance at Dec. 31, 2018	143,375,678		2,773,000			(15,050,000)	(294,929)	953,704	169,406,433	301,163,886
Profit for the year									14,898,096	14,898,096
Other comprehensive income							7,970	3,006,167		3,014,137
Total comprehensive income							7,970	3,006,167	14,898,096	17,912,233
Purchase of treasury shares (note 10)						(5,052,500)				(5,052,500)
Dividends paid during the period (note 11)									(5,455,027)	(5,455,027)
Balance at Jun. 30, 2019	143,375,678		2,773,000			(20,102,500)	(286,959)	3,959,871	178,849,502	308,568,592
Balance at Dec. 31, 2018	143,375,678		2,773,000			(15,050,000)	(294,929)	953,704	169,406,433	301,163,886
Profit for the year									23,565,399	23,565,399
Other comprehensive income							(37,856)	3,320,210		3,282,354
Total comprehensive income							(37,856)	3,320,210	23,565,399	26,847,753
Purchase of treasury shares (note 10)						(5,052,500)				(5,052,500)
Dividends paid during the period (note 11)									(10,816,054)	(10,816,054)
Balance at Dec. 31, 2019	143,375,678		2,773,000			(20,102,500)	(332,785)	4,273,914	182,155,778	312,143,085
Profit for the year									11,159,731	11,159,731
Other comprehensive income							(52,525)	2,158,160		2,105,635
Total comprehensive income							(52,525)	2,158,160	11,159,731	13,265,366
Issuance of shares in connection with Business Combination (note 18) and (note 9) - at par value of USD 0.01		484,388								484,388
Issuance of warrants in connection with Business Combination (note 18)					12,213,000					12,213,000
Consideration paid to shareholders as deemed settlement for shares (note 18)				(80,000,000)						(80,000,000)
Business Combination elimination adjustments (note 18)	(143,375,678)		(2,773,000)	234,224,836		20,102,500			(10,000)	108,168,658
Balance at Jun. 30, 2020		$ 484,388		$ 154,224,836	$ 12,213,000		$ (385,310)	$ 6,432,074	$ 193,305,509	$ 366,274,497